AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.5%
Information Technology – 35.3%
Communications Equipment – 3.3%
Arista Networks, Inc.(a)	8,865	$3,402,564
Calix, Inc.(a)	60,202	2,335,236

		5,737,800

Electronic Equipment, Instruments & Components – 6.5%
Flex Ltd.(a)	142,400	4,760,432
Halma PLC	81,388	2,845,770
Keyence Corp.	7,700	3,690,317

		11,296,519

IT Services – 2.2%
Accenture PLC - Class A	10,873	3,843,388

Semiconductors & Semiconductor Equipment – 10.4%
ASML Holding NV	2,917	2,426,535
Monolithic Power Systems, Inc.	3,219	2,975,965
NVIDIA Corp.	39,994	4,856,871
NXP Semiconductors NV	13,553	3,252,856
Taiwan Semiconductor Manufacturing Co., Ltd.	156,000	4,704,044

		18,216,271

Software – 12.9%
Adobe, Inc.(a)	7,295	3,777,205
Bentley Systems, Inc. - Class B	36,078	1,833,123
Cadence Design Systems, Inc.(a)	11,398	3,089,200
Fair Isaac Corp.(a)	1,498	2,911,393
Intuit, Inc.	5,604	3,480,084
Microsoft Corp.	12,614	5,427,804
Palo Alto Networks, Inc.(a)	6,083	2,079,170

		22,597,979

		61,691,957

Industrials – 17.5%
Aerospace & Defense – 1.5%
Hexcel Corp.	42,026	2,598,468

Commercial Services & Supplies – 7.9%
Tetra Tech, Inc.	92,439	4,359,423
Veralto Corp.	41,126	4,600,355
Waste Management, Inc.	23,435	4,865,106

		13,824,884

Construction & Engineering – 3.3%
AECOM	31,607	3,264,055
WSP Global, Inc.	14,780	2,625,855

		5,889,910

Machinery – 1.0%
TOMRA Systems ASA	115,454	1,697,003

Professional Services – 3.8%
Experian PLC	77,118	4,061,775

Company	Shares	U.S. $ Value

RELX PLC (London)	54,054	$2,552,231

		6,614,006

		30,624,271

Health Care – 16.6%
Health Care Equipment & Supplies – 11.2%
Alcon, Inc.	35,056	3,508,412
Becton Dickinson & Co.	13,028	3,141,051
GE Healthcare, Inc.	43,750	4,105,937
Hologic, Inc.(a)	31,063	2,530,392
STERIS PLC	13,827	3,353,601
Terumo Corp.	159,003	3,012,230

		19,651,623

Health Care Providers & Services – 1.9%
Apollo Hospitals Enterprise Ltd.	38,104	3,275,208

Life Sciences Tools & Services – 3.5%
Bruker Corp.	40,178	2,774,693
ICON PLC(a)	11,892	3,416,690

		6,191,383

		29,118,214

Financials – 14.6%
Banks – 3.7%
Bank Mandiri Persero Tbk PT	6,922,500	3,184,317
NU Holdings Ltd./Cayman Islands - Class A(a)	246,162	3,360,111

		6,544,428

Capital Markets – 3.9%
London Stock Exchange Group PLC	30,904	4,231,096
Partners Group Holding AG	1,672	2,520,833

		6,751,929

Financial Services – 2.9%
Visa, Inc. - Class A	18,456	5,074,477

Insurance – 4.1%
Aflac, Inc.	39,740	4,442,932
AIA Group Ltd.	305,400	2,667,015

		7,109,947

		25,480,781

Consumer Discretionary – 5.7%
Automobile Components – 1.7%
Aptiv PLC(a)	41,067	2,957,235

Broadline Retail – 1.5%
MercadoLibre, Inc.(a)	1,299	2,665,496

Household Durables – 0.9%
TopBuild Corp.(a)	3,745	1,523,503

Textiles, Apparel & Luxury Goods – 1.6%
On Holding AG - Class A(a) (b)	57,100	2,863,565

		10,009,799

Company	Shares	U.S. $ Value

Consumer Staples – 4.1%
Household Products – 1.9%
Procter & Gamble Co. (The)	18,829	$3,261,183

Personal Care Products – 2.2%
Unilever PLC (London)	59,241	3,840,788

		7,101,971

Utilities – 3.1%
Electric Utilities – 3.0%
NextEra Energy, Inc.	62,310	5,267,064

Water Utilities – 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,935	148,269

		5,415,333

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Neste Oyj	55,993	1,087,835

Total Common Stocks (cost $122,459,421)		170,530,161

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $3,956,971)	3,956,971	3,956,971

Total Investments – 99.7% (cost $126,416,392)(f)		174,487,132
Other assets less liabilities – 0.3%		452,574

Net Assets – 100.0%		$174,939,706

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	JPY	190,375	USD	1,345	10/17/2024	$17,798
Bank of America, NA	CHF	927	USD	1,108	10/25/2024	9,703
Bank of America, NA	CHF	1,451	USD	1,717	10/25/2024	(2,111)
Bank of America, NA	USD	7,129	EUR	6,501	10/25/2024	114,871
Bank of America, NA	USD	1,977	CAD	2,680	11/07/2024	6,033
Bank of America, NA	GBP	8,475	USD	11,222	11/08/2024	(107,962)
Bank of America, NA	USD	559	CNH	3,889	11/21/2024	(2,090)
Bank of America, NA	USD	2,910	AUD	4,303	11/22/2024	66,835
Barclays Bank PLC	BRL	15,084	USD	2,714	10/02/2024	(54,509)
Barclays Bank PLC	USD	2,769	BRL	15,084	10/02/2024	203
Barclays Bank PLC	CHF	1,464	USD	1,739	10/25/2024	4,920
Barclays Bank PLC	USD	439	INR	36,993	12/06/2024	949
BNP Paribas SA	USD	508	ZAR	9,091	10/17/2024	17,695
BNP Paribas SA	USD	4,206	CNH	29,344	11/21/2024	(3,948)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	TWD	55,899	USD	1,756	11/22/2024	$(19,724)
Deutsche Bank AG	USD	4,953	JPY	721,645	10/17/2024	77,808
Deutsche Bank AG	USD	2,661	EUR	2,398	10/25/2024	10,613
Deutsche Bank AG	USD	1,045	EUR	936	10/25/2024	(1,946)
JPMorgan Chase Bank	JPY	84,336	USD	595	10/17/2024	6,657
JPMorgan Chase Bank	USD	512	JPY	75,643	10/17/2024	15,335
Morgan Stanley Capital Services, Inc.	BRL	15,084	USD	2,769	10/02/2024	(203)
Morgan Stanley Capital Services, Inc.	USD	2,770	BRL	15,084	10/02/2024	(864)
Morgan Stanley Capital Services, Inc.	USD	1,766	KRW	2,418,517	10/18/2024	68,977
Morgan Stanley Capital Services, Inc.	BRL	15,084	USD	2,760	11/04/2024	1,060
Morgan Stanley Capital Services, Inc.	NOK	17,423	USD	1,647	11/22/2024	(4,160)
Morgan Stanley Capital Services, Inc.	USD	1,169	SEK	11,865	11/22/2024	2,184
NatWest Markets PLC	JPY	86,415	USD	598	10/17/2024	(4,268)
State Street Bank & Trust Co.	HKD	12,248	USD	1,572	10/17/2024	(3,566)
State Street Bank & Trust Co.	JPY	61,983	USD	433	10/17/2024	1,149
State Street Bank & Trust Co.	USD	453	KRW	619,006	10/18/2024	17,110
State Street Bank & Trust Co.	USD	464	SGD	622	10/18/2024	20,440
State Street Bank & Trust Co.	CHF	382	USD	453	10/25/2024	4
State Street Bank & Trust Co.	EUR	404	USD	443	10/25/2024	(7,519)
State Street Bank & Trust Co.	USD	462	EUR	417	10/25/2024	3,080
State Street Bank & Trust Co.	USD	454	EUR	405	10/25/2024	(2,951)
State Street Bank & Trust Co.	GBP	348	USD	455	11/08/2024	(10,192)
State Street Bank & Trust Co.	USD	376	MXN	7,348	12/11/2024	(6,732)
UBS AG	JPY	75,845	USD	527	10/17/2024	(1,370)

						$229,309

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,492,816 and gross unrealized depreciation of investments was $(2,192,767), resulting in net unrealized appreciation of $48,300,049.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

September 30, 2024 (unaudited)

64.9%	United States
7.7%	United Kingdom
3.9%	Japan
3.5%	Brazil
3.1%	Switzerland
2.7%	Taiwan
2.2%	Ireland
1.9%	India
1.8%	Indonesia
1.5%	Hong Kong
1.5%	Canada
1.4%	Netherlands
1.0%	Norway
0.6%	Finland
2.3%	Short-term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$48,025,291	$13,666,666		$—	$61,691,957
Industrials	22,313,262	8,311,009		—	30,624,271
Health Care	19,322,364	9,795,850		—	29,118,214
Financials	12,877,520	12,603,261		—	25,480,781
Consumer Discretionary	10,009,799	—		—	10,009,799
Consumer Staples	3,261,183	3,840,788		—	7,101,971
Utilities	5,415,333	—		—	5,415,333
Energy	—	1,087,835		—	1,087,835
Short-Term Investments	3,956,971	—		—	3,956,971

Total Investments in Securities	125,181,723	49,305,409	(a)	—	174,487,132
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	463,424		—	463,424
Liabilities:
Forward Currency Exchange Contracts	—	(234,115)		—	(234,115)

Total	$125,181,723	$49,534,718		$—	$174,716,441

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$536	$39,066	$35,645	$3,957	$110